Supplemental Financial Statement Information (Tables)	12 Months Ended
Sep. 30, 2014
Balance Sheet Related Disclosures [Abstract]
Supplemental Balance Sheet Information [Table Text Block]
(20) Supplemental Financial Statement Information

The components of certain balance sheet accounts at September 30 for the years indicated are as follows:

	2014	2013
Inventories
Raw materials and supplies	$92.6	$95.2
Work in process	120.3	150.2
Finished products	404.0	370.9
Total inventories	$616.9	$616.3
Other Current Assets
Miscellaneous receivables	$74.4	$56.7
Deferred income tax benefits	136.3	211.7
Prepaid expenses	117.3	87.5
Value added tax collectible from customers	48.0	57.6
Income tax receivable	71.1	31.1
Other	41.6	28.6
Total other current assets	$488.7	$473.2
Property, plant and equipment
Land	$42.5	$39.1
Buildings	296.4	283.9
Machinery and equipment	1,804.6	1,799.2
Construction in progress	53.4	63.7
Total gross property	2,196.9	2,185.9
Accumulated depreciation	(1,445.2)	(1,430.3)
Total property, plant and equipment, net	$751.7	$755.6
Other Current Liabilities
Accrued advertising, sales promotion and allowances	$106.0	$93.1
Accrued trade allowances	82.6	100.3
Accrued salaries, vacations and incentive compensation	113.2	112.0
Income taxes payable	42.5	—
Returns reserve	45.4	49.8
2013 restructuring reserve	26.4	20.6
Spin-off accrual	12.9	—
Other	228.1	198.2
Total other current liabilities	$657.1	$574.0
Other Liabilities
Pensions and other retirement benefits	$342.3	$315.9
Deferred compensation	157.8	167.8
Deferred income tax liabilities	471.1	541.7
Other non-current liabilities	92.6	86.2
Total other liabilities	$1,063.8	$1,111.6

Allowance for Doubtful Accounts	2014	2013	2012
Balance at beginning of year	$16.0	$15.9	$15.9
Provision charged to expense, net of reversals	(1.3)	(0.3)	2.2
Write-offs, less recoveries, translation, other	(1.3)	0.4	(2.2)
Balance at end of year	$13.4	$16.0	$15.9

Income Tax Valuation Allowance	2014	2013	2012
Balance at beginning of year	$9.5	$11.9	$12.6
Provision charged to expense	7.6	0.5	—
Reversal of provision charged to expense	(3.0)	(0.2)	(0.8)
Translation, other	(0.8)	(2.7)	0.1
Balance at end of year	$13.3	$9.5	$11.9

Supplemental Disclosure of Cash Flow Information	2014	2013	2012
Interest paid	$120.3	$126.5	$117.5
Income taxes paid	$115.2	$142.2	$113.0